UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	/s/ Eric M Sippel		San Rafael, CA		May 11, 2000
	Eric M. Sippel			[City, State]		[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_______0_____

Form 13F Information Table Entry Total:		______31_____

Form 13F Information Table Value Total:		_644,853_____


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER                       TITLE OF           CUSIP           VALUE     SHARES   PUT/  INV.  OTHER AUTH
                                      CLASS                              X100              CALL  DISC  MGR   SOLE   SHR NONE
Activision Inc.                      COMMON             4930202          24581   2,037,800      SOLE       2,037,800
Ames Department Stores               COMMON            30789507          28124   1,145,000      SOLE       1,145,000
Apple Computer Inc.                  COMMON            37833100          55642     409,700      SOLE         409,700
Anixter International Inc.           COMMON            35290105          13076     469,100      SOLE         469,100
Carnival Corp.                       COMMON            143658102         7444      300,000      SOLE         300,000
CEC Entertainment Inc.               COMMON            125137109         3640      134,200      SOLE         134,200
Coastal Corp.                        COMMON            190441105         46493     994,500      SOLE         994,500
Delphi Financial Group Inc.          COMMON            247131105          197        6,500      SOLE           6,500
Eastman Kodak Co.                    COMMON            277461109         22768     419,200      SOLE         419,200
Callaway Golf Co.                    COMMON            131193104         8241      531,700      SOLE         531,700
Electronic Arts Inc.                 COMMON            285512109         14650     205,800      SOLE         205,800
Help At Home Warrants                COMMON            422913103          25       224,599 CALL SOLE         224,599
Manor Care Inc.                      COMMON            404134108         2984      221,000      SOLE         221,000
Health Management Associates, Inc.   COMMON            421933102         17277   1,212,400      SOLE       1,212,400
InFocus Systems, Inc.                COMMON            452919103         32428     905,500      SOLE         905,500
In Home Health Inc.                  COMMON            453222408          591      230,600      SOLE         230,600
Il Fornaio (America) Corp.           COMMON            451926109         12836   1,406,700      SOLE       1,406,700
Intervoice - Brite Inc.              COMMON            461142101         40148   1,390,400      SOLE       1,390,400
Martek Biosciences Corp.             COMMON            572901106         10382     791,000      SOLE         791,000
Newmont Mining Corp.                 COMMON            651639106         15471     689,500      SOLE         689,500
Pairgain Technologies Inc.           COMMON            695934109         11042     590,900      SOLE         590,900
QUALCOMM Inc.                        COMMON            747525103         93499     626,200      SOLE         626,200
Rayovac Corp.                        COMMON            755081106         10581     455,100      SOLE         455,100
Sawtek Inc.                          COMMON            805468105         22407     426,300      SOLE         426,300
Seagate Technology Inc.              COMMON            811804103         26528     429,600      SOLE         429,600
Sirius Satellite Radio Inc.          COMMON            125127100         16730     293,500      SOLE         293,500
Superior Consultant Holdings         COMMON            868146101          874       52,000      SOLE          52,000
TheStreet.com                        COMMON            88368Q103         4829      518,500      SOLE         518,500
Tosco Corp.                          COMMON            891490302         44406   1,450,000      SOLE       1,450,000
Unisys Corp.                         COMMON            909214108         40406   1,573,000      SOLE       1,573,000
USG Corp.                            COMMON            903193405         16553     394,700      SOLE         394,700




ETR/5419/009/1099506